Related Party Balances and Transactions - Purchase of equity investee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Purchase of equity investee	¥ 592,570	$ 92,988	¥ 250,826	¥ 31,500
Weilan (Note 10)
Related Party Transaction [Line Items]
Purchase of equity investee		$ 50,000